Capital Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted debt-to-EBITDA ratio	2
Debt-to-capitalization ratio, maximum	0.6
Actual debt-to-EBITDA ratio	360.00%	90.00%
Actual net debt-to-capitalization ratio	0.15	0.13
Revolving Credit Facility Due November 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity	$ 4,000,000,000